Employee Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
401(k) Savings Plan
Participant's compensation for 25% contribution (as a percent)				4.00%
Employer contribution subject to first 4% of the participant's compensation (as a percent)				25.00%
Annual vesting percentage of Company matching contribution	25.00%
Vesting period	4 years
Expense related to the matching contributions to the 401(k) plan	$ 0.8	$ 1.1	$ 0.2
Assets and liabilities of the plan included in the Consolidated Balance Sheets
Prepaid expenses and other (current assets)	3.8	3.1		3.8
Accrued liabilities and other (current liabilities)	$ 3.8	$ 3.1		$ 3.8